Property, Plant and Equipment (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Financing and debentures costs	R$ 2,820	R$ 2,355
Financing and debenture average rate	0.049%	0.051%
2024
Disclosure of detailed information about property, plant and equipment [line items]
Increased depreciation if concessions were not renewed	R$ 1,044
2025 to 2028
Disclosure of detailed information about property, plant and equipment [line items]
Increased depreciation if concessions were not renewed	17,000
2029 to 2038
Disclosure of detailed information about property, plant and equipment [line items]
Increased depreciation if concessions were not renewed	530,126
2039 to 2054
Disclosure of detailed information about property, plant and equipment [line items]
Increased depreciation if concessions were not renewed	564,768
Copel Ge T [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing and debentures costs	R$ 1,373
Financing and debenture average rate	1.97%
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in the real discount rate after taxes	5.00%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in the real discount rate after taxes	10.00%
U E G Araucaria [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Real and pre-tax discount rate		5.03%
U E G Araucaria [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Real and pre-tax discount rate		15.54%